Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders’ Deficit

7. Stockholders’ Deficit

SEPA Draws

As further described in the Form 10-K, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”). Under the SEPA, the Company has the right to sell to Yorkville up to $25.0 million of its Common Stock, subject to certain limitations and conditions set forth in the SEPA, from time to time, over a 24-month period. The SEPA was accounted for as a liability under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized at inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock.

The fair value of the derivative liability related to the embedded put option was estimated at $0.1 million and $0.2 million at March 31, 2026 and December 31, 2025, respectively. The balances outstanding at March 31, 2026 and December 31, 2025 were classified within short-term liabilities on the condensed consolidated balance sheets because the commitment period expires in less than one year.

During the three months ended March 31, 2026, the Company delivered two advance notices for the sale of 400,000 shares of its Common Stock, resulting in cumulative gross proceeds of $0.5 million. A derivative asset for each embedded forward option was initially recorded at fair value upon delivery of each advance notice, which was subsequently remeasured with changes in fair value recorded in the condensed consolidated statements of operations until settlement. The Company recognized an aggregate gain of $0.1 million related to embedded forward options during the three months ended March 31, 2026. The embedded forward option was deemed to have no value at March 31, 2026 and December 31, 2025 as there were no outstanding notices for the sale of the Company’s Common Stock. During the three months ended March 31, 2025, the Company did not deliver any advance notices under the SEPA.

The estimated issuance date fair value and remeasurement adjustment for the embedded put option and embedded forward option are presented as a single line within other (income) expense, net in the accompanying consolidated statements of operations under the caption change in fair value of SEPA derivative liabilities. The embedded put option fair value adjustment was a gain of $0.1 million and $0.3 million for the three months ended March 31, 2026 and 2025, respectively. The embedded forward option fair value adjustment was a gain of $0.1 million for the three months ended March 31, 2026, and $0 for the three months ended March 31, 2025.

Subscription Agreement – Related Party

On February 6, 2026, the Company entered into a subscription agreement with a related party investor pursuant to which the Company agreed to issue and sell 595,238 shares of its Common Stock at a price of $0.84 per share. The Company received gross proceeds of approximately $0.5 million from the related party subscription agreement.

ARC Forward Contract

As of March 31, 2026 and December 31, 2025, the Company had an outstanding forward contract to issue 1,240,644 shares of its Common Stock to ARC Group Limited for success fees earned from Data Knights in connection with the Business Combination. The forward contract was included in additional paid-in-capital in stockholders’ deficit in the consolidated balance sheets as it met the criteria for equity accounting under ASC 815.

8. Stockholders’ Deficit

Common Stock

Each share of common stock entitles the stockholder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors. As of December 31, 2025, no dividends had been declared.

During the year ended December 31, 2025, the Company issued shares of its Common Stock as follows:

●	1,473,696 shares through a private placement with an institutional investor that closed in September 2024 (as amended through the Warrant Amendment described below). These shares were unissued as of December 31, 2024, and the modified number of shares were issued on January 21, 2025.
●	1,621,555 shares valued at $1.4 million through partial conversions of the Yorkville Note with an outstanding principal balance of $1.1 million. In addition, 250,000 shares were issued to settle the conversion notice from December 2024 (see Note 7).
●	250,000 shares to a vendor in full satisfaction of $0.2 million of accounts payable owed by the Company (see Note 5).
●	3,166,475 shares with a carrying amount of $2.3 million through the conversion of loans payable to related parties (see Note 7).
●	1,453,174 shares valued at $0.5 million through the conversion of PIPE Notes with an outstanding principal and accrued interest balance of $1.7 million (see Note 7).
●	3,650,248 shares with a carrying amount of $2.6 million through the conversion of loan extensions with related parties (see Note 7).
●	3,390,923 shares through a private placement transaction with an accredited investor that closed in June 2025 (see further details below).
●	2,857,142 and 581,395 shares through subscription agreements with related party investors that closed in June and August 2025, respectively (see further details below).
●	1,214,032 shares from the partial exercise of pre-funded warrants issued in June 2025 (see Note 10).
●	1,323,530 shares from the full exercise of pre-funded warrants issued in July 2024 (see Note 10).
●	510,670 shares from the partial exercise of pre-funded warrants issued in September 2024 (see Note 10).
●	50,000 shares from the full exercise of the Helena Termination Warrants issued in December 2024 (see Note 7).
●	1,020,880 shares from Advances under the SEPA with Yorkville (see further details below).
●	30,000 shares to a consulting firm for services rendered (see Note 9).
●	970,574 shares to holders of vested RSUs.

During the year ended December 31, 2024, the Company issued shares of its Common Stock as follows:

●	277,778 shares to partially settle deferred underwriter fees outstanding from the Business Combination (see further details below).
●	3,598,850 shares through private placements with institutional investors that closed in July 2024 (see further details below).
●	200,000 shares to a holder of vested RSUs.
●	526,312 shares to Yorkville as a commitment fee for the SEPA (see further details below).

In addition, the Company repurchased 187,745 shares of Common Stock in exchange for a promissory note of $0.5 million (see Note 7).

Private Placements

On July 23, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell 1,297,059 shares of its Common Stock at a price of $1.0278 per share and pre-funded warrants exercisable for 1,323,530 shares of its Common Stock at an exercise price of $1.0278 per share (the “July 2024 Pre-Funded Warrants”). The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. Holders of pre-funded warrants are entitled to receive dividends, if declared, on an as-if-converted-to-common-stock basis, and in the same form as dividends actually paid on shares of the Common Stock.

On July 25, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell 2,301,791 shares of its Common Stock at a price of $0.85 per share. The Company received net proceeds of approximately $4.5 million from these July 2024 private placements, after deducting offering expenses of $0.1 million.

On September 24, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell to the investor 1,918,591 shares of its Common Stock at a price of $0.65 per share, warrants exercisable for 133,095 shares of its Common Stock at an exercise price of $0.325 per share (the “September 2024 Warrants”) and pre-funded warrants exercisable for 743,314 shares of its Common Stock at an exercise price of $0.65 per share (the “September 2024 Pre-Funded Warrants”). The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. Holders of pre-funded warrants are entitled to receive dividends, if declared, on an as-if-converted-to-common-stock basis, and in the same form as dividends actually paid on shares of the Common Stock. The Company received net proceeds of approximately $1.7 million, after deducting an immaterial amount of offering expenses.

As of December 31, 2024, the Company had not yet issued the 1,918,591 shares of Common Stock in order to keep the investor’s ownership percentage below a defined threshold. The net proceeds of $1.7 million was recorded akin to an equity forward sale contract and were included in additional paid-in-capital in stockholders’ deficit in the consolidated balance sheets as it met the criteria for equity accounting under ASC 815. On January 21, 2025, the Company entered into an amendment with the investor, which resulted in the number of shares of Common Stock issuable upon exercise of the September 2024 Pre-Funded Warrants increasing from 743,314 to 1,188,209 (the “Warrant Amendment”). In exchange for the issuance of an additional 444,895 pre-funded warrants, the Company agreed to reduce the number of issuable shares of its Common Stock from 1,918,591 to 1,473,696. The 1,473,696 shares of Common Stock were issued contemporaneously with the exchange in January 2025. The Company accounted for the exchange as a warrant modification. The total fair value of the September 2024 Pre-Funded Warrants and issuable shares of Common Stock prior to the modification was approximately equal to the fair value after the modification, and therefore, there was no incremental fair value related to the Warrant Amendment.

On June 19, 2025, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company agreed to issue and sell 3,390,923 shares of its Common Stock at a price of $0.42 per share and pre-funded warrants exercisable for 2,561,457 shares of its Common Stock at an exercise price of $0.42 per share (the “June 2025 Pre-Funded Warrants”). The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. Holders of pre-funded warrants are entitled to receive dividends, if declared, on an as-if-converted-to-common-stock basis, and in the same form as dividends actually paid on shares of the Common Stock. The Company received net proceeds of approximately $2.5 million from the private placement, after deducting an immaterial amount of offering expenses.

Subscription Agreements – Related Parties

On June 20, 2025, the Company entered into subscription agreements with two related party investors, pursuant to which the Company agreed to issue and sell 2,857,142 shares of its Common Stock at a price of $0.42 per share. The Company received net proceeds of approximately $1.2 million from the related party subscription agreements, after deducting an immaterial amount of offering expenses.

On August 29, 2025, the Company entered into a subscription agreement with a related party investor pursuant to which the Company agreed to issue and sell 581,395 shares of its Common Stock at a price of $0.86 per share. The Company received net proceeds of approximately $0.5 million from the related party subscription agreement, after deducting an immaterial amount of offering expenses.

Settlement of Deferred Underwriter Fees

In connection with the Business Combination, Data Knights entered into an agreement with their underwriters (“EF Hutton”) whereby EF Hutton agreed to waive the related merger underwriting fees that were payable at closing ($4.0 million) in exchange for allocated payments as follows: (i) $0.5 million in cash at closing; (ii) a $0.5 million promissory note that matured on March 1, 2024; and (iii) a transfer of 277,778 shares of Common Stock, which were valued at the closing stock price of $10.89 per share on June 28, 2023. If, five trading days prior to the six-month anniversary, the aggregate VWAP value of the 277,778 shares of Common Stock was lower than the original share value of $3.0 million, the Company was obligated to compensate EF Hutton at a new share price equal to the difference in amount on such date. Due to the decrease in share value on the six-month anniversary, the Company was required to either pay to EF Hutton an additional $2.8 million or issue to EF Hutton an additional 3,175,000 shares of Common Stock. In January 2024, the Company issued the original 277,778 shares of Common Stock as consideration for $0.2 million owed by the Company. In August 2024, the Company made a payment of $0.1 million under the promissory note.

As of December 31, 2024, the Company was obligated to pay EF Hutton the true-up of either $2.8 million or 3,175,000 shares of Common Stock valued at $0.88 per share, plus the remaining $0.4 million promissory note. Upon the occurrence of an event of default, the promissory note bears interest at a rate of 12.5% until such event of default is cured. The promissory note remained unpaid upon maturity on March 1, 2024, and the Company recorded interest expense of $0.1 million during the year ended December 31, 2024, because of the event of default. As of December 31, 2024, deferred underwriter fee payable totaled $3.3 million.

On June 5, 2025, the Company entered into an amendment to the agreement with EF Hutton whereby the Company agreed to make a one-time cash payment of $0.5 million in full satisfaction of all amounts due under the underwriter agreement. At the time of settlement, the Company was experiencing financial difficulties (see Note 5), and a concession was granted to the Company because the cash received by EF Hutton was less than the carrying amount of the deferred underwriter fees payable. The difference in value between the carrying value of the deferred underwriter fees payable and the cash payment resulted in a gain on troubled debt restructuring of $2.8 million in the Company’s consolidated statements of operations.

Standby Equity Purchase Agreement

On June 17, 2024, the Company and Yorkville entered into the SEPA. Under the SEPA, the Company has the right to sell to Yorkville up to $25.0 million of its Common Stock, subject to certain limitations and conditions set forth in the SEPA, from time to time, over a 24-month period. Sales of the Common Stock to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of Common Stock to Yorkville under the SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions precedent in the SEPA, which include having a resale shelf for shares of Common Stock issued to Yorkville declared effective, the Company has the right to direct Yorkville to purchase a specified number of shares of Common Stock by delivering written notice (each an “Advance”). An Advance may not exceed the greater of (i) 100% of the average of the daily trading volume of the Common Stock on Nasdaq, during the five consecutive trading days immediately preceding the date of the Advance, and (ii) five hundred thousand (500,000) shares of Common Stock.

Yorkville will generally purchase shares pursuant to an Advance at a price per share equal to 97% of the VWAP, on Nasdaq during the three consecutive trading days commencing on the date of the delivery of the Advance (unless the Company specifies a minimum acceptable price or there is no VWAP on the subject trading day).

The SEPA will automatically terminate on the earliest to occur of (i) the first day of the month next following the 24-month anniversary of the date of the SEPA or (ii) the date on which Yorkville shall have made payment for shares of Common Stock equal to $25.0 million. The Company has the right to terminate the SEPA at no cost or penalty upon five trading days’ prior written notice to Yorkville, provided that there are no outstanding advances for which shares of Common Stock need to be issued and the Yorkville Note has been paid in full. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

As consideration for Yorkville’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company paid Yorkville a $25 thousand cash structuring fee. In addition, the Company must pay a commitment fee in shares equal to $0.5 million. In September 2024, the Company paid an equivalent of the commitment fee by issuing 526,312 shares of Common Stock to Yorkville.

In connection with the entry into the SEPA, on June 17, 2024, the Company entered into a registration rights agreement with Yorkville, pursuant to which the Company agreed to file with the SEC no later than August 30, 2024, a registration statement for the resale by Yorkville of the shares of Common Stock issued under the SEPA (including the commitment fee shares). The Company agreed to use commercially reasonable efforts to have such registration statement declared effective within 30 days of such filing and to maintain the effectiveness of such registration statement during the 24-month commitment period. The Company did not have the ability to request any Advances under the SEPA (nor may Yorkville convert the Yorkville Note into Common Stock) until such resale registration statement was declared effective by the SEC, which occurred in July 2025.

The SEPA was accounted for as a liability under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized at inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock.

The fair value of the derivative liability related to the embedded put option was estimated at $0.2 million at the inception of the agreement and $0.2 million and $0.4 million as of December 31, 2025 and 2024, respectively. The $0.2 million outstanding at December 31, 2025 is classified within short-term liabilities on the consolidated balance sheets because the commitment period expires in less than one year.

During the year ended December 31, 2025, the Company delivered multiple advance notices for the sale of 1,020,880 shares of its Common Stock, resulting in cumulative gross proceeds of $2.5 million. A derivative asset or liability for each embedded forward option was initially recorded at fair value upon delivery of each advance notice, which was subsequently remeasured with changes in fair value recorded in the consolidated statements of operations until settlement. The Company recognized an aggregate loss of $0.03 million related to embedded forward options during the year ended December 31, 2025. The embedded forward option was deemed to have no value at December 31, 2025 and 2024 as there were no outstanding notices for the sale of the Company’s Common Stock. During the year ended December 31, 2024, the Company did not deliver any advance notices under the SEPA.

The estimated issuance date fair value and remeasurement adjustment for the embedded put option and embedded forward option are presented as a single line within other (income) expense, net in the accompanying consolidated statements of operations under the caption change in fair value of SEPA derivative liabilities. The embedded put option fair value adjustment was $(0.2) million and $0.4 million for the years ended December 31, 2025 and 2024, respectively. The embedded forward option fair value adjustment was $0.03 million and $0 for the years ended December 31, 2025 and 2024, respectively.

ARC Forward Contract

As of December 31, 2025 and 2024, the Company had an outstanding forward contract to issue 1,240,644 shares of its Common Stock to ARC Group Limited for success fees earned from Data Knights in connection with the Business Combination. The forward contract was included in additional paid-in-capital in stockholders’ deficit in the consolidated balance sheets as it met the criteria for equity accounting under ASC 815.